Expense Example, No Redemption - Aptus Large Cap Enhanced Yield ETF - Aptus Large Cap Enhanced Yield ETF Class	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 42
Expense Example, No Redemption, 3 Years	132
Expense Example, No Redemption, 5 Years	230
Expense Example, No Redemption, 10 Years	$ 518